DEFERRED TAX ASSETS AND LIABILITIES - MOVEMENTS IN DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	¥ 15,746	¥ 8,665	¥ (447)
Recognized in consolidated statement of income	(3,385)	6,244	10,317
Recognized in other comprehensive income	(1,237)	1,905	582
Others	(67)	(37)	(1)
Acquisition of Shanghai SECCO			(1,786)
Transferred from reserve	(250)	(1,031)
Balance at end of year	10,807	15,746	8,665
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,563	381	87
Recognized in consolidated statement of income	(17)	2,176	300
Recognized in other comprehensive income		3	(5)
Others		3	(1)
Balance at end of year	2,546	2,563	381
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,808	1,925	391
Recognized in consolidated statement of income	(667)	(117)	1,534
Others	1
Balance at end of year	1,142	1,808	1,925
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,104	115	(215)
Recognized in consolidated statement of income	73	(10)	9
Recognized in other comprehensive income	(1,195)	2,029	313
Others		1	8
Transferred from reserve	(250)	(1,031)
Balance at end of year	(268)	1,104	115
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	6,761	4,222	(3,351)
Recognized in consolidated statement of income	(2,575)	2,650	8,475
Recognized in other comprehensive income	(39)	(130)	287
Others	(1)	19	(8)
Acquisition of Shanghai SECCO			(1,181)
Balance at end of year	4,146	6,761	4,222
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3,709	2,325	2,477
Recognized in consolidated statement of income	(151)	1,414	(135)
Recognized in other comprehensive income	38	6	(17)
Others	(2)	(36)
Balance at end of year	3,594	3,709	2,325
Available-for-sale financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		117
Recognized in consolidated statement of income			117
Others		(117)
Balance at end of year			117
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	116
Recognized in other comprehensive income	8	(1)
Others		117
Balance at end of year	124	116
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(61)	(336)	260
Recognized in consolidated statement of income	148	273	(27)
Others		2
Acquisition of Shanghai SECCO			(569)
Balance at end of year	87	(61)	(336)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(254)	(84)	(96)
Recognized in consolidated statement of income	(196)	(142)	44
Recognized in other comprehensive income	(49)	(2)	4
Others	(65)	(26)
Acquisition of Shanghai SECCO			(36)
Balance at end of year	¥ (564)	¥ (254)	¥ (84)